Form N-1A Supplement	Aug. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 1, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF PUTNAM EMERGING MARKETS EX‑CHINA ETF (THE “FUND”)
Effective July 1, 2025, the Fund’s all‑inclusive management fee is reduced from 0.85% to 0.69%. Therefore, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:
I.	The following replaces the “Annual fund operating expenses” and “Example” tables in the section of the Fund’s Summary Prospectus and Prospectus titled “Fees and Expenses”:
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
0.69%	0.00%	0.00%	0.69%
1. Management fees of the fund have been restated to reflect a decrease in the fund’s management fee rate effective on July 1, 2025.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years	5 years	10 years
$70	$221	$384	$859

Putnam Emerging Markets ex-China ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 1, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF PUTNAM EMERGING MARKETS EX‑CHINA ETF (THE “FUND”)
Effective July 1, 2025, the Fund’s all‑inclusive management fee is reduced from 0.85% to 0.69%. Therefore, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:
I.	The following replaces the “Annual fund operating expenses” and “Example” tables in the section of the Fund’s Summary Prospectus and Prospectus titled “Fees and Expenses”:
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
0.69%	0.00%	0.00%	0.69%
1. Management fees of the fund have been restated to reflect a decrease in the fund’s management fee rate effective on July 1, 2025.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years	5 years	10 years
$70	$221	$384	$859